TAXATION - Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Loss before income taxes	¥ 626,508	$ 98,313	¥ (2,570,923)	¥ (175,809)
Non-PRC
TAXATION
Loss before income taxes	675,369	105,980	(2,708,101)	(178,762)
PRC
TAXATION
Loss before income taxes	¥ (48,861)	$ (7,667)	¥ 137,178	¥ 2,953